TAXATION (Details Narrative) - USD ($)	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	7.00%	1.00%	2.00%
Effective Income Tax Rate Reconciliation, at Federal Statutory Income Tax Rate, Percent	25.00%	25.00%	25.00%
Income Tax Examination, Description	will expire in year 2024
Unrecognized Tax Benefits		$ 0
PRC Enterprise Income Tax [Member] | Wunong Technology Shenzhen Co Ltd [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	25.00%
PRC Enterprise Income Tax [Member] | Xiamen Chunshang Health Technology Co Ltd [Member]
Effective Income Tax Rate Reconciliation [Line Items]
Effective Income Tax Rate Reconciliation, Foreign Income Tax Rate Differential, Percent	25.00%